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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2000 Check here if Amendment [ ]; Amendment Number:__________________

                        This Amendment (Check only one.):
                                [ ] is a restatement.
                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             SC Rig Co. (a)
Address:          888 Seventh Avenue
                  New York, NY 10106

Form 13F File Number:  28-7212


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:             Peter A. Hurwitz
Title:            Vice President
Phone:            212-397-5553


Signature, Place, and Date of Signing:


____________________________________________
[Signature]

New York, New York
____________________________________________
[City, State]

May    , 2000
____________________________________________
[Date]

(a) Dr. Purnendu Chatterjee is the sole director and sole shareholder of SC Rig Co.

Report  Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page


                                 Report Summary:


Number of Other Included Managers:

         0

Form 13F Information Table Entry Total:

         1

Form 13F Information Table Value Total:

         $ 290,160 (thousands)

List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE

                                            FORM 13F INFORMATION TABLE


                                                          Value                     Put/  Investment   Other           Voting
                                                                                                                     Authority
Name of Issuer                    Title of    CUSIP     (x$1000)  Shrs of    SH/PRN Call  Discretion  Managers  Sole    Shared  None
--------------                    --------    -----     --------  --------   ------ ----  ----------  --------  ----    ------  ----
                                   Class                           prn amt
                                   -----                           -------

R & B Falcon Corp                  COM       74912E101   290,160  14,737,925    SH          SHARED                   14,737,925


